Cover	May 18, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2026
Entity File Number	001-43296
Entity Registrant Name	EXYN TECHNOLOGIES, INC.
Entity Central Index Key	0001960355
Entity Tax Identification Number	47-2345934
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2118 Washington Avenue
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19146
City Area Code	215
Local Phone Number	999-0200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	EXYN
Security Exchange Name	NASDAQ
Warrants, each warrant exercisable for one share of common stock at an exercise price of $9.69
Title of 12(b) Security	Warrants, each warrant exercisable for one share of common stock at an exercise price of $9.69
Trading Symbol	EXYNW
Security Exchange Name	NASDAQ